Significant Accounting Policies - Initial Public Offering (Details) - Class A - IPO	Apr. 16, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Shares sold in IPO (in shares) | shares	38,870,000
Price per share for IPO (in dollars per share) | $ / shares	$ 28.00